Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000250874
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Equity Opportunity Fund	Cantor Fitzgerald Equity Opportunity Fund
C000250873
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cantor Fitzgerald Equity Opportunity Fund
C000250877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald High Income Fund	Cantor Fitzgerald High Income Fund
Average Annual Return, Percent	1.52%		3.13%	3.54%
C000250878
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cantor Fitzgerald High Income Fund
Without Sales Load [Member] | C000250877
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%		3.97%	3.96%
Without Sales Load [Member] | C000250878
Average Annual Return [Line Items]
Average Annual Return, Percent	5.97%		4.18%	4.18%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	8.19%		4.21%	5.17%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	8.19%		4.21%	5.17%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%		(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%		(0.33%)	1.35%